Other Revenues (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Other Revenue, Net	€ 533		€ 15		€ 47
Sales of licenses	€ 533	€ 15		€ 47